Employee Future Benefits - Schedule of Level 3 Changes in Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance, beginning of year	$ 4,119
Balance, end of year	4,275	$ 4,119
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance, beginning of year	300	291
Return on plan assets	7	5
Foreign currency translation	(2)	3
Purchases, sales and settlements	4	1
Balance, end of year	$ 309	$ 300